WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 100.6%
Education - 8.5%
California State Enterprise Development Authority Revenue:
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/45	$500,000	$609,432
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/55	600,000	723,441
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,105,000	7,536,503
California State MFA Revenue:
Green Bond, Orchard Park Student Housing Project, Series 2021, BAM	4.000%	5/15/41	500,000	591,040
Green Bond, Orchard Park Student Housing Project, Series 2021, BAM	4.000%	5/15/46	2,000,000	2,337,969
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,842,075	(a)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	2,029,747	(a)
KIPP LA Project, Series A	4.000%	7/1/50	1,135,000	1,291,088	(a)
California State University Revenue:
Systemwide, Series A, Refunding	5.000%	11/1/38	2,500,000	3,052,177
Systemwide, Series C	4.000%	11/1/45	6,000,000	7,066,933
California Statewide CDA Revenue:
College Housing, NCCD Hooper Street LLC	5.250%	7/1/39	1,300,000	1,432,098	(a)
College Housing, NCCD Hooper Street LLC	5.250%	7/1/49	1,000,000	1,084,414	(a)
Pittsburg, CA, Unified School District Financing Authority Revenue, GO, AGM	5.000%	9/1/47	3,000,000	3,688,295

Total Education				33,285,212

Health Care - 6.9%
ABAG Finance Authority for Nonprofit Corps., CA, Revenue, Sharp HealthCare, Series A	5.000%	8/1/43	5,000,000	5,369,577
California State Health Facilities Financing Authority Revenue:
Commonspirit Health, Series A, Refunding	4.000%	4/1/45	2,000,000	2,322,339
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	2,500,000	2,960,431
Lucile Salter Packard Children’s Hospital at Stanford, Series B	5.000%	8/15/55	2,000,000	2,355,098

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2021 Quarterly Report	1

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
California State MFA Revenue:
Channing House Project, Series A, Refunding, CMI	5.000%	5/15/35	$500,000	$609,058
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	846,985
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	1,000,000	1,122,248
California State Public Finance Authority Revenue, Green Bond, ENSO Village Project, Series A, Refunding	5.000%	11/15/46	500,000	575,093
California Statewide CDA Revenue:
899 Charleston Project, Series A	5.000%	11/1/29	1,635,000	1,757,740	(a)
Adventist Health System/West	5.000%	3/1/27	2,570,000	3,025,955	(b)(c)
Front Porch Communities & Services	5.000%	4/1/47	1,300,000	1,532,853
Los Angeles Jewish Home For The Aging, Series B, CMI	5.000%	11/15/31	1,300,000	1,668,561
Los Angeles Jewish Home For The Aging, Series B, CMI	5.000%	11/15/32	2,000,000	2,562,159

Total Health Care				26,708,097

Housing - 3.4%
California State Community Housing Agency, Essential Housing Revenue:
Fountains at Emerald Park, Series A	3.000%	8/1/56	400,000	366,379
Summit at Sausalito Apartments, Series A	3.000%	2/1/57	3,000,000	2,726,139	(a)
California Statewide CDA Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/32	1,000,000	1,173,297
CHF Irvine LLC, Refunding	5.000%	5/15/33	1,500,000	1,757,088
CHF Irvine LLC, Refunding	5.000%	5/15/34	1,000,000	1,169,965
CHF Irvine LLC, Refunding	5.000%	5/15/35	1,000,000	1,168,540
CHF Irvine LLC, Refunding	5.000%	5/15/40	2,750,000	3,188,804
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,475,000	1,531,044	(a)

Total Housing				13,081,256

Industrial Revenue - 17.1%
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bond, Climate Bond Certified, Series A	4.000%	12/1/27	3,500,000	4,049,954	(b)(c)
California State County Tobacco Securitization Agency Revenue, Los Angeles County Securitization Corp., Series A, Refunding	4.000%	6/1/49	2,000,000	2,325,573

See Notes to Schedule of Investments.

2	Western Asset California Municipals Fund 2021 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, Refunding	4.000%	7/1/50	$4,000,000	$4,624,442
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,000,000	1,143,373	(d)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	10,500,000	10,889,922	(a)(d)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	2,000,000	2,416,432
Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	3,125,000	3,197,484
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	375,000	383,134
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/24	10,000,000	11,293,805
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,165,746
Natural Gas Purchase, Series A	5.500%	11/15/37	5,000,000	7,429,840
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	2,000,000	2,168,420	(b)(c)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	1,000,000	1,232,588	(d)
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A	5.000%	11/1/33	4,805,000	6,512,277
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	1,000,000	1,224,466
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	3,915,000	4,749,841

Total Industrial Revenue				66,807,297

Leasing - 8.6%
Anaheim, CA, Public Financing Authority Revenue, Series A, Refunding Revenue	5.000%	5/1/39	5,500,000	6,003,470

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2021 Quarterly Report	3

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - (continued)
California State Public Works Board:
Lease Revenue, Various Capital Projects, Series B	4.000%	3/1/45	$1,000,000	$1,172,169
Lease Revenue, Various Capital Projects, Series B	4.000%	5/1/46	3,000,000	3,572,998
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	500,000	615,870
San Diego, CA, Public Facilities Financing Authority Revenue, Capital Improvement Project, Series A	5.000%	10/15/44	6,000,000	6,864,829
San Diego, CA, Public Facilities Financing Authority, Lease Revenue, Capital Improvement Projects, Series A, Refunding	5.000%	10/15/46	2,000,000	2,562,726
San Mateo - Foster City, CA, Public Financing Authority, Street & Flood Control Project	4.000%	5/1/45	1,750,000	2,042,328
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue:
Capital Project, Series A	5.000%	7/15/38	3,505,000	4,396,478
Capital Project, Series A	5.000%	7/15/43	2,000,000	2,488,464
Stockton, CA, Public Financing Authority, Refunding	5.000%	3/1/47	3,250,000	3,867,608

Total Leasing				33,586,940

Local General Obligation - 5.5%
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	2,000,000	2,547,499
Gilroy, CA, USD, GO:
Series 2021	4.000%	8/1/42	500,000	588,302
Series 2021	4.000%	8/1/44	1,000,000	1,172,831
Hartnell, CA, Community College District, GO, CAB:
Series A, Refunding	0.000%	8/1/35	2,000,000	1,273,060
Series A, Refunding	0.000%	8/1/36	2,000,000	1,212,984
Series A, Refunding	0.000%	8/1/37	1,000,000	575,839
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO, Series A, BAM	5.000%	8/1/46	1,600,000	1,944,993
San Diego, CA, USD, GO, CAB:
Series I	0.000%	7/1/34	5,000,000	3,361,551
Series I	0.000%	7/1/35	5,000,000	3,212,103

See Notes to Schedule of Investments.

4	Western Asset California Municipals Fund 2021 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - (continued)
Series I	0.000%	7/1/36	$6,500,000	$3,983,349
Westside Union School District, Refunding, GO	5.000%	8/1/40	1,210,000	1,503,883

Total Local General Obligation				21,376,394

Other - 2.3%
California State MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.625%	1/1/32	1,000,000	1,001,493	(a)
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.875%	1/1/42	2,000,000	2,002,499	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,000,000	4,775,145	(d)
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien, Series B, Refunding	5.000%	9/1/25	955,000	1,020,770

Total Other				8,799,907

Power - 7.1%
Anaheim, CA, Housing & Public Improvements Authority Revenue:
Series A	5.000%	10/1/50	1,400,000	1,612,602
Series C, Refunding	5.000%	10/1/45	2,250,000	2,591,681
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/47	5,000,000	5,977,910
Series C	5.000%	7/1/42	5,000,000	6,091,413
Modesto, CA, Irrigation District Financing Authority Electric System Revenue:
Series A	5.000%	10/1/38	2,000,000	2,533,865
Series A	5.000%	10/1/39	1,785,000	2,257,608
Northern California Transmission Agency Revenue, California Oregon Project, Series A, Refunding	5.000%	5/1/39	1,500,000	1,763,833
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,050,000	1,034,250	*(e)
Series A	5.050%	7/1/42	170,000	167,450	*(e)
Series XX	5.250%	7/1/40	1,750,000	1,728,125	*(e)
Series ZZ, Refunding	5.250%	7/1/18	400,000	386,500	*(f)
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	1,250,000	1,556,248

Total Power				27,701,485

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2021 Quarterly Report	5

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - 4.5%
California State Health Facilities Financing Authority Revenue, Stanford Hospital & Clinics, Series A	5.000%	8/15/51	$8,000,000	$8,272,060	(g)
Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA - Collateralized	7.750%	5/1/22	15,000	15,450	(d)(h)
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario, CA, Redevelopment Project No. 1, NATL	5.800%	8/1/23	1,155,000	1,227,009	(h)
Oxnard Union High School District, CA, GO, 2018 Election, Series A	5.000%	8/1/42	5,500,000	6,619,937	(g)
Redding, CA, Electric System Revenue, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	195,000	201,652	(h)
Santa Ana, CA, Financing Authority Revenue,
Police Administration & Holding Facility, NATL	6.250%	7/1/24	917,500	1,002,817	(h)
Sequoia, CA, Healthcare District Revenue	5.375%	8/15/23	320,000	339,024	(h)

Total Pre-Refunded/Escrowed to Maturity				17,677,949

Special Tax Obligation - 8.4%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	1,750,000	1,902,063
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/34	4,000,000	5,050,594
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	460,000	420,963
CAB, Restructured, Series A-1	0.000%	7/1/46	510,000	170,546
CAB, Restructured, Series A-1	0.000%	7/1/51	3,150,000	762,435
Restructured, Series A-1	4.550%	7/1/40	110,000	124,953
Restructured, Series A-1	5.000%	7/1/58	1,360,000	1,561,358
Restructured, Series A-2	4.329%	7/1/40	1,190,000	1,335,784
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,140,000	2,238,545
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/39	10,000,000	12,378,496
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,500,000	1,754,226

See Notes to Schedule of Investments.

6	Western Asset California Municipals Fund 2021 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
San Francisco, CA, City & County Community Facilities District, Special Tax Revenue:
Series 2021	4.000%	9/1/46	$1,000,000	$1,127,389
Series 2021	4.000%	9/1/51	1,000,000	1,123,689
Virgin Islands Public Finance Authority Revenue, Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	2,950,000	2,976,060

Total Special Tax Obligation				32,927,101

State General Obligation - 3.9%
California State, GO:
Various Purpose, Refunding	4.000%	3/1/40	1,500,000	1,792,828
Various Purpose, Refunding	5.000%	9/1/41	7,500,000	9,977,917
Various Purpose, Refunding	4.000%	11/1/45	2,500,000	2,781,155
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	550,000	495,000	*(e)

Total State General Obligation				15,046,900

Transportation - 13.3%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,500,000	7,655,740
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.150%	4/1/24	500,000	508,404	(b)(c)
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A, Refunding	4.000%	1/15/46	1,000,000	1,168,080
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/45	2,085,000	2,282,514
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,000,000	4,856,552	(d)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	3,250,000	4,042,775	(d)
Port of Oakland, CA, Intermediate Lien Revenue:
Series H, Refunding	5.000%	5/1/26	750,000	886,299	(d)
Series H, Refunding	5.000%	5/1/27	1,625,000	1,972,387	(d)
Series H, Refunding	5.000%	5/1/28	1,250,000	1,551,277	(d)
Series H, Refunding	5.000%	11/1/29	1,000,000	1,281,810	(d)

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2021 Quarterly Report	7

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
San Diego County, CA, Regional Airport Authority Revenue:
Series B	5.000%	7/1/26	$750,000	$891,022	(d)
Series B	5.000%	7/1/27	530,000	645,368	(d)
Series B	5.000%	7/1/46	1,500,000	1,902,404	(d)(i)
Series B	5.000%	7/1/51	3,750,000	4,727,447	(d)(i)
Series C	5.000%	7/1/25	1,160,000	1,337,334	(d)
Series C	5.000%	7/1/26	215,000	255,427	(d)
Series C	5.000%	7/1/27	530,000	645,368	(d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A	5.000%	5/1/49	3,000,000	3,675,862	(d)
Series A, Refunding	5.000%	5/1/34	8,000,000	10,443,135	(d)
San Jose, CA, International Airport SJC Revenue, Series A, Refunding	5.000%	3/1/33	1,000,000	1,300,217	(d)

Total Transportation				52,029,422

Water & Sewer - 11.1%
California State Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund, Series B	5.000%	10/1/48	4,000,000	4,956,090
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	3,000,000	3,660,320
Fillmore, CA, Wastewater Revenue, Refunding, AGM	5.000%	5/1/47	4,500,000	5,385,474
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series B, Refunding	5.000%	7/1/43	7,500,000	7,704,176
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	1,000,000	1,259,016
Mountain House Public Financing Authority, CA, Utility Systems Revenue:
Green Bond, Series A, BAM	4.000%	12/1/45	1,000,000	1,167,624
Green Bond, Series A, BAM	4.000%	12/1/50	3,000,000	3,465,096
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,150,000	1,368,802	(a)
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/36	1,000,000	1,251,213
Series A, Refunding	5.000%	8/1/37	3,350,000	4,186,588

See Notes to Schedule of Investments.

8	Western Asset California Municipals Fund 2021 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/43	$3,000,000	$3,711,383
Series 2018	5.000%	8/1/48	2,000,000	2,456,116
Stockton, CA, PFA Revenue, Green Bond, Series A, Refunding, BAM	5.000%	10/1/36	2,200,000	2,733,236

Total Water & Sewer				43,305,134

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $360,272,507)				392,333,094

SHORT-TERM INVESTMENTS - 0.3%
MUNICIPAL BONDS - 0.3%
Education - 0.0%††
University of California, CA, Revenue, Series AL-3, Refunding	0.020%	5/15/48	100,000	100,000	(j)(k)

Health Care - 0.1%
Regents of the University of California Medical Center Pooled Revenue, Series O-2, Refunding	0.020%	5/15/45	300,000	300,000	(j)(k)

Leasing - 0.0%††
San Francisco, CA, City & County Finance Corporation Lease Revenue, Moscone Center Expansion Project, Series 2008-1, Refunding, LOC - State Street Bank & Trust Co.	0.030%	4/1/30	200,000	200,000	(j)(k)

Transportation - 0.2%
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.060%	5/1/30	800,000	800,000	(d)(j)(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,400,000)				1,400,000

TOTAL INVESTMENTS - 100.9% (Cost - $361,672,507)				393,733,094
Liabilities in Excess of Other Assets - (0.9)%				(3,704,952)

TOTAL NET ASSETS - 100.0%				$390,028,142

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2021 Quarterly Report	9

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of November 30, 2021.

(f)	The maturity principal is currently in default as of November 30, 2021.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

10	Western Asset California Municipals Fund 2021 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

Abbreviation(s) used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
GNMA	— Government National Mortgage Association
GO	— General Obligation
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2021 Quarterly Report	11

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

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Notes to Schedule of Investments (unaudited) (continued)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$392,333,094	—	$392,333,094
Short-Term Investments†	—	1,400,000	—	1,400,000

Total Investments	—	$393,733,094	—	$393,733,094

†	See Schedule of Investments for additional detailed categorizations.

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